CHANGES IN BUSINESS - Discontinued Operation and Disposition (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 21, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Income (loss) before income taxes
Loss from discontinued operations before income taxes		$ (54)	$ (10,619)		$ (175)	$ (14,522)	$ (15,002)	$ (25,318)
Income tax expense (benefit)		(97)	17		(845)	(666)	(3,357)	1,186
Income (loss) from discontinued operations		43	(10,636)		670	(13,856)	(11,645)	(26,504)
Proceeds from sale of property, plant and equipment								2
Discontinued operations, disposed of by means other than sale | Electrical Solutions
Assets:
Goodwill and other intangible assets				$ 0				0
Income (loss) before income taxes
Revenue			3,218			22,259	22,259	52,942
Cost of revenue			4,290			24,613	24,613	66,232
Write-down of assets held for sale				9,700				9,709
Loss on sale of from disposal of discontinued operations							9,623
Discontinued operations disposed of by sale | Electrical Solutions
Income (loss) before income taxes
Loss on sale of from disposal of discontinued operations			9,274			9,274
Discontinued operations disposed of by sale | Mechanical Solutions
Assets:
Other current assets		200			200
Liabilities:
Other current liabilities		800			$ 800
Income (loss) before income taxes
Revenue								52,461
Cost of revenue								42,811
Loss on sale of from disposal of discontinued operations						91	$ 222	(6,332)
Discontinued operations disposed of by sale | Mechanical Solutions | General and administrative expenses
Income (loss) before income taxes
Transition services period					9 months		9 months
Transition services expense		0			$ 0	300	$ 300	200
Uncollected receivables									$ 200
Discontinued operations disposed of by sale | Mechanical Solutions | General and administrative expenses | Maximum
Income (loss) before income taxes
Transition services expense			100
Discontinued operations disposed of by sale | Mechanical Solutions | NETHERLANDS
Income (loss) before income taxes
Proceeds from sale of property, plant and equipment	$ 300
Discontinued operations, held-for-sale or disposed of by sale
Assets:
Other current assets				493				493
Liabilities:
Accrued compensation and benefits							259
Other current liabilities		342		18,493	342		381	18,493
Current liabilities of discontinued operations		342		28,802	342		640	28,802
Liability for pension obligation		2,726			2,726		2,781
Liability for uncertain tax positions		1,740		3,110	1,740		2,407	3,110
Long-term liabilities of discontinued operations		4,466		3,110	4,466		5,188	3,110
Total liabilities of discontinued operations		4,808		$ 31,912	4,808		5,828	31,912
Income (loss) before income taxes
Revenue			3,218			22,259	22,259	105,403
Cost of revenue			4,290			24,613	24,613	109,043
Selling and marketing expenses			34			207	207	4,035
General and administrative expenses		1	268		15	2,634	2,634	14,314
Other		53	(29)		160	(38)	(38)	(48)
Loss from discontinued operations before income taxes		(54)	(10,619)		(175)	(14,522)	(15,002)	(25,318)
Income tax expense (benefit)		(97)	17		(845)	(666)	(3,357)	1,186
Income (loss) from discontinued operations		$ 43	$ (10,636)		670	$ (13,856)	(11,645)	$ (26,504)
Exit Costs | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss on sale of from disposal of discontinued operations							11,400
Bank Charges | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss on sale of from disposal of discontinued operations							4,000
Pension | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss on sale of from disposal of discontinued operations							2,900
Expected Periodic Payment					$ 300
Expected Payment Period					20 years
Lease Termination | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss on sale of from disposal of discontinued operations							1,800
Employee Salary Continuation | Discontinued operations, disposed of by means other than sale | Electrical Solutions
Income (loss) before income taxes
Loss on sale of from disposal of discontinued operations							$ 2,700